ARROW ALTERNATIVE SOLUTIONS FUND

CLASS A SHARES: ASFFX

CLASS C SHARES: ASFTX

INSTITUTIONAL CLASS SHARES: ASFNX

ARROW DWA BALANCED FUND

CLASS A SHARES: DWAFX

CLASS C SHARES: DWATX

INSTITUTIONAL CLASS SHARES: DWANX

ARROW DWA TACTICAL FUND

CLASS A SHARES: DWTFX

CLASS C SHARES: DWTTX

INSTITUTIONAL CLASS SHARES: DWTNX

ARROW MANAGED FUTURES STRATEGY FUND

CLASS A SHARES: MFTFX

CLASS C SHARES: MFTTX

INSTITUTIONAL CLASS SHARES: MFTNX

ARROW COMMODITY STRATEGY FUND

CLASS A SHARES: CSFFX

CLASS C SHARES: CSFTX

INSTITUTIONAL CLASS SHARES: CSFNX

each Fund a Series of Arrow Investments Trust

(the “Funds,” each a series of Arrow Investments Trust)

Supplement dated July 8, 2015
to the Statement of Additional Information dated November 5, 2014

______________________________________________________________________

The reference to Sothara Chin, Chief Compliance Officer, in the table titled “Interested Trustees and Officers” in the Statement of Additional Information is replaced with the following:

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships Held During the Past 5 Years
Patrick Bassett Year of Birth: 1970	Chief Compliance Officer	1 year term (since June 2015)	Chief Compliance Officer of Arrow Investment Advisors, LLC (2008-2014); retired (2014-2015).	N/A	N/A

* * * * *

You should read this Supplement in conjunction with the Statement of Additional Information dated November 5, 2014. This document provides information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.